Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from (used in) operating activities
Net loss for the year	$ (25,434,376)	$ (9,527,368)
Add items not affecting cash
Share-based payment	4,828,614	2,037,564
Amortisation of pilot plant	11,360,466	3,722,862
Amortisation of intangible asset	191,034	27,740
Interest and accretion expense	173,662	150,167
Loss on settlement of liability	0	83,414
Foreign exchange (gain) loss	(1,008,095)	181,670
Net changes in non-cash working capital items to operations:
Receivables	(94,488)	45,520
Prepaid expenses	31,945	(27,092)
Accounts payable and accrued liabilities	1,314,051	193,021
Net cash used in operating activities	(8,637,187)	(3,112,502)
Cash flows used in investing activities
Exploration and evaluation expenditures	(5,924,200)	(1,650,288)
Intangible asset	0	(500,000)
Pilot plant	(4,671,107)	(14,068,082)
Net cash used in investing activities	(10,595,307)	(16,218,370)
Cash flows from financing activities
Proceeds from the issuance of shares, net of costs	31,867,688	11,927,931
Exercise of warrants	10,151,569	53,525
Exercise of stock options	1,241,500	0
Proceeds from (repayment of) convertible loan	(181,286)	4,641,796
Net cash from financing activities	43,079,471	16,623,252
Net change in cash	23,846,977	(2,707,620)
Cash, beginning of year	4,141,494	6,849,114
Cash, end of year	27,988,471	4,141,494
Supplemental Cash Flow Information
Interest paid	181,286	0
Income taxes paid	$ 0	$ 0